Intangible assets and goodwill - Composition of Goodwill by Acquisition (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	$ 487,012	$ 411,521	$ 358,908	$ 22,357
Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	68,357	34,025
Gross carrying amount
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	590,490	496,304	425,832	82,365
Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	311,174	276,819	$ 242,891	$ 0
Moneda | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	239,879	242,508
VBI | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	17,440	15,474
VBI | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	19,143	15,760
Igah | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	21,006	18,551
Igah | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	21,106	18,551
Kamaroopin | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	16,473	0
Kamaroopin | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	16,742	0
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	13,438	0
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	$ 14,304	$ 0